Stock Options and Warrants - 2013 S-1 July Registered Offering - Series A Warrants - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Closing price of common stock	$ 0.21
Warrant exercise price	$ 0.15
Stock price volatility	84.30%
Expected option life-years based on management's estimate	6 years 29 days	5 years 8 months 9 days
Warrants description	Monte-Carlo simulation model
Expected dividend payout	0.00%	0.00%
Placement Agent Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend payout	0.00%
Series A Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option life-years based on management's estimate	4 years 6 months 22 days
Expected dividend payout	0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Closing price of common stock	$ 0.15
Series-A and Placement Agent Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option life-years based on management's estimate	4 years 6 months 22 days
U.S. Treasury Notes [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk free interest rate	1.55%